CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 9,347	$ 8,557
Restricted cash	0	62
Trade receivables (net of allowance for doubtful accounts of $ 1,347 and $ 1,417 at December 31, 2015 and 2014, respectively)	18,402	19,032
Other accounts receivable and prepaid expenses (Note 3)	2,040	1,853
Inventories (Note 4)	4,866	6,133
Property and equipment held for sale	282	1,034
Total current assets	34,937	36,671
LONG-TERM ASSETS:
Long-term accounts receivable	490	408
Severance pay fund (Note 2r)	8,186	8,609
Property and equipment, net (Note 5)	9,112	10,075
Other intangible assets, net (Note 7)	816	1,950
Goodwill (Note 8)	46,753	48,941
Deferred tax asset (Note 17)	3,144	4,350
Total long-term assets	68,501	74,333
Total assets	103,438	111,004
CURRENT LIABILITIES:
Short-term bank credit and current maturities of long-term loans (Note 9)	4,905	7,478
Trade payables	11,776	11,460
Deferred revenues and customer advances	5,843	6,420
Other accounts payable and accrued expenses (Note 10)	7,928	8,972
Total current liabilities	30,452	34,330
LONG-TERM LIABILITIES:
Long-term loans from banks (Note 11)	8,385	12,046
Long-term loans from shareholders and others (Note 12)	180	997
Other long-term liabilities (Note 13)	258	298
Accrued severance pay (Note 2r)	9,128	9,537
Total long term liabilities	$ 17,951	$ 22,878
COMMITMENTS AND CONTINGENT LIABILITIES (Note 14)
Pointer Telocation Ltd's shareholders' equity:
Share capital (Note 15) - Ordinary shares of NIS 3 par value - Authorized: 8,000,000 shares at December 31, 2015 and 2014; Issued and outstanding: 7,784,644 and 7,688,564 shares at December 31, 2015 and 2014, respectively	$ 5,770	$ 5,705
Additional paid-in capital	128,410	129,618
Accumulated other comprehensive income	(6,254)	(2,909)
Accumulated deficit	(71,822)	(75,767)
Total Pointer Telocation Ltd's shareholders' equity	56,104	56,647
Non-controlling interest	(1,069)	(2,851)
Total equity	55,035	53,796
Total liabilities and equity	$ 103,438	$ 111,004